Average Annual Total Returns - First Trust Senior Loan Fund	First Trust Senior Loan Fund 1 Year	First Trust Senior Loan Fund 5 Years	First Trust Senior Loan Fund Since Inception	First Trust Senior Loan Fund Inception Date	First Trust Senior Loan Fund After tax on distributions 1 Year	First Trust Senior Loan Fund After tax on distributions 5 Years	First Trust Senior Loan Fund After tax on distributions Since Inception	First Trust Senior Loan Fund After tax on distributions and sale of fund shares 1 Year	First Trust Senior Loan Fund After tax on distributions and sale of fund shares 5 Years	First Trust Senior Loan Fund After tax on distributions and sale of fund shares Since Inception	1 Year	5 Years	Since Inception	Markit iBoxx USD Liquid Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	Markit iBoxx USD Liquid Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	Markit iBoxx USD Liquid Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P/LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P/LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P/LSTA U.S. Leveraged Loan 100 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	2.57%	4.17%	3.21%	May 01, 2013	1.07%	2.48%	1.54%	1.48%	2.44%	1.69%	3.12%	5.24%	3.83%	0.21%	4.00%	2.65%	2.84%	5.31%	3.48%